Basis of preparation - Additional Information (Details) € in Millions		6 Months Ended
		Sep. 30, 2025 EUR (€) ₺ / EUR	Sep. 30, 2024 EUR (€)	Mar. 31, 2025 EUR (€) ₺ / EUR	Mar. 31, 2024 EUR (€)
Disclosure of Basis Of Preparation [Line Items]
Cash and cash equivalents	[1]	€ 7,001	€ 6,871	€ 10,893	€ 6,114
Undrawn borrowing facilities		€ 7,500
Exchange rate | ₺ / EUR		48.86		38.15
Proportion of voting rights held in subsidiary		51.00%
Turkey, New Lira
Disclosure of Basis Of Preparation [Line Items]
Price index movements			18.1
Ethiopia, Birr
Disclosure of Basis Of Preparation [Line Items]
Price index movements		14

[1]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €7,087 million (€7,008 million as at 30 September 2024), together with overdrafts of €86 million (€165 million as at 30 September 2024) and €nil million (€28 million as at 30 September 2024) of cash and cash equivalents included within Assets held for sale.